LOANS RECEIVABLE, NET (Details 2) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
1-89 Days Past Due	$ 2,294,959	$ 1,344,320	$ 141,543
Greater than 90 Days Past Due	2,060,260	1,703,879	123,290
Total Past Due	4,355,219	3,048,199	264,833
Current	86,157,113	82,733,094	76,524,829
Total Loans	90,512,332	85,781,293	76,789,662
Business Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
1-89 Days Past Due	1,025,407	1,344,320
Greater than 90 Days Past Due	1,848,668	1,363,998
Total Past Due	2,874,075	2,708,318
Current	50,915,654	61,138,762	66,509,102
Total Loans	53,789,729	63,847,080	66,509,102
Personal Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
1-89 Days Past Due	1,269,552		141,543
Greater than 90 Days Past Due	211,592	339,881	123,290
Total Past Due	1,481,144	339,881	264,833
Current	35,241,459	21,594,332	10,015,727
Total Loans	$ 36,722,603	$ 21,934,213	$ 10,280,560